SCHEDULE OF INVESTMENT IN NON MARKETABLE SECURITIES (Details) - USD ($)	Dec. 31, 2021	Dec. 31, 2020	Apr. 03, 2019
Deferred Compensation Arrangement with Individual, Excluding Share-Based Payments and Postretirement Benefits [Line Items]
Cost of investment	$ 577,035	$ 66,484
Total investment in non-marketable securities	1,500	1,500
Phoenix Plus Corporation [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-Based Payments and Postretirement Benefits [Line Items]
Cost of investment	1,500	1,500	$ 1,500
Total investment in non-marketable securities	1,500	1,500
Directors of Unreserved Investments [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-Based Payments and Postretirement Benefits [Line Items]
Investment in non-marketable securities		730,637
Less: Sale of investment in non-marketable securities		(730,637)
Investment in non-marketable securities